TRANSFERS OF FINANCIAL ASSETS (Details) - Securitisations [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
TRANSFERS OF FINANCIAL ASSETS (Details) [Line Items]
Fair value of associated financial liabilities	£ 31,701
Notes and debentures issued		£ 21,536